December 30, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	American Beacon Funds File Nos. 33-11387 and 811-4984 Post Effective Amendment 96

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) relating to the American Beacon Large Cap Value Fund and American Beacon Emerging Markets Fund (the “Funds”).   This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to update the Funds’ prospectus and statement of additional information to reflect changes in the sub-advisors who provide investment advisory services to the Funds.  In addition, the Amendment reflects other changes to the Funds’ prospectus and statement of additional information consistent with Staff comments to more recent post effective amendments filed on behalf of the Trust’s other series.

The Registrant has elected that this filing be automatically effective 60 days after filing pursuant to Rule 485(a)(1) under 1933 Act.  Please note that this Amendment is not marked to reflect the changes effected by the Amendment pursuant to Rule 472(a) under the 1933 Act because the Registrant has created for this Amendment stand-alone prospectuses and statement of additional information from the currently effective combined prospectuses and combined statement of additional information that relates to the Funds.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9181.

Very truly yours,

/s/ Mirela izmirlic

Mirela Izmirlic
Attachments

cc:           Rosemary Behan
John Okray
   American Beacon Advisors, Inc.

Francine J . Rosenberger
   K&L Gates LLP